Independent Auditors' Report



The Board of Directors
Sentry Life Insurance Company
and
The Contract Owners of
Sentry Variable Account II:


We have audited the accompanying statements of assets and liabilities of the Sentry Variable Account II (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, "the Accounts") as of December 31, 2008, and the related statements of operations for the year ended December 31, 2008 and the related statements of changes in net assets and the financial highlights for the years ended December 31, 2008 and 2007. These financial statements and financial highlights are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the years ended December 31, 2006, 2005, and 2004 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2008 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account II as of December 31, 2008, and the results of their operations for the year ended December 31, 2008, and changes in net assets and financial highlights for the years ended December 31, 2008 and 2007, in conformity with U.S. generally accepted accounting principles.


February 24, 2009




                          SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2008

Assets:

Investments at fair value:

        Janus Aspen Series:
           Aspen Large Cap Growth Portfolio, 35,048 shares (cost $717,474)               $          553,757
           Aspen Mid Cap Growth Portfolio, 386,925 shares (cost $12,752,932)                      8,226,024
           Aspen Forty Portfolio, 31,295 shares (cost $782,607)                                     718,850
           Aspen Worldwide Growth Portfolio, 17,149 shares (cost $491,671)                          330,454
           Aspen Balanced Portfolio, 55,714 shares (cost $1,384,607)                              1,275,844

        T. Rowe Price Fixed Income Series, Inc.:
           Prime Reserve Portfolio, 1,948,450 shares (cost $1,948,450)                            1,948,450
           Limited Term Bond Portfolio, 592,750 shares (cost $2,980,156)                          2,857,056

        T. Rowe Price Equity Series, Inc.:
           Equity Income Portfolio, 105,195 shares (cost $2,316,736)                              1,508,497
           Personal Strategy Balanced Portfolio, 467,566 shares (cost $7,595,486)                 5,938,082
           Mid-Cap Growth Portfolio, 31,398 shares (cost $720,463)                                  436,119

        T. Rowe Price International Series, Inc.:
           International Stock Portfolio, 30,990 shares (cost $489,154)                             255,360

        Vanguard Variable Insurance Fund:
           Balanced Portfolio, 76,616 shares (cost $1,442,831)                                    1,137,749
           Equity Index Portfolio, 21,754 shares (cost $580,374)                                    383,087
           High Yield Bond Portfolio, 24,822 shares (cost $203,648)                                 146,701
           Small Company Growth Portfolio, 35,399 shares (cost $613,572)                            346,200
           Mid-Cap Index Portfolio, 40,747 shares (cost $685,557)                                   375,689
           REIT Index Portfolio, 46,046 shares (cost $788,372)                                      352,253
                                                                                            ----------------

Total Assets                                                                             $       26,790,172
Total Liabilities                                                                                         -
                                                                                            ----------------

Net Assets                                                                               $       26,790,172
                                                                                            ================

                 See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                                                    For the Year Ended December 31, 2008
                                                    ----------------------------------------------------------------------
                                                       Janus Aspen               Janus Aspen
                                                        Large Cap                  Mid Cap                 Janus Aspen
                                                         Growth*                    Growth                   Forty**
                                                    -------------------        -----------------        ------------------
Investment Income:
  Dividends                                         $            6,506         $         32,598         $           1,650

Expenses:
  Mortality and expense risk charges                            10,721                  162,092                    14,539
                                                    -------------------        -----------------        ------------------

Net investment income (loss)                                   (4,215)                (129,494)                  (12,889)
                                                    -------------------        -----------------        ------------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                          66,520              (1,575,643)                    82,298

  Capital gain distributions received               -                                   760,483         -
                                                    -------------------        -----------------        ------------------

  Realized gain (loss) on investments and
    capital gain distributions, net                             66,520                (815,160)                    82,298

Unrealized appreciation (depreciation), net                  (493,776)              (5,910,320)                 (709,453)
                                                    -------------------        -----------------        ------------------

Net increase (decrease) in net assets
  from operations                                   $        (431,471)         $    (6,854,974)         $       (640,044)
                                                    ===================        =================        ==================



                                                       For the Year Ended December 31, 2008
                                                    --------------------------------------------
                                                       Janus Aspen
                                                        Worldwide                Janus Aspen
                                                          Growth                   Balanced
                                                    -------------------        -----------------

Investment Income:
  Dividends                                         $            6,308         $         40,458

Expenses:
  Mortality and expense risk charges                             6,568                   18,125
                                                    -------------------        -----------------

Net investment income (loss)                                     (260)                   22,333
                                                    -------------------        -----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                          27,472                   76,846

  Capital gain distributions received               -                                   105,358
                                                    -------------------        -----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                             27,472                  182,204

Unrealized appreciation (depreciation), net                  (333,759)                (473,217)
                                                    -------------------        -----------------

Net increase (decrease) in net assets
  from operations                                   $        (306,547)         $      (268,680)
                                                    ===================        =================

                 See accompanying notes to financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                                            For the Year Ended December 31, 2008
                                                    --------------------------------------------------------------------

                                                                                T. Rowe Price
                                                    T. Rowe Price               Limited Term                 T. Rowe
                                                    Price Prime Reserve         Bond                    Equity Income
                                                    -------------------        ----------------        -----------------
Investment Income:
  Dividends                                         $           44,941         $      129,306          $         50,716

Expenses:
  Mortality and expense risk charges                            20,383                  38,934                   26,263
                                                    -------------------        ----------------        -----------------

Net investment income (loss)                                    24,558                  90,372                   24,453
                                                    -------------------        ----------------        -----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)              -                                 (22,829)                   47,013

  Capital gain distributions received               -                          -                                 69,523
                                                    -------------------        ----------------        -----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                 -                                 (22,829)                  116,536

Unrealized appreciation (depreciation), net         -                                 (57,331)              (1,101,624)
                                                    -------------------        ----------------        -----------------

Net increase (decrease) in net assets
  from operations                                   $           24,558         $       10,212          $      (960,635)
                                                    ===================        ================        =================



                                                                   For the Year Ended December 31, 2008
                                                    --------------------------------------------------------------------
                                                      T. Rowe Price            T.Rowe Price              T. Rowe Price
                                                    Personal Strategy            Mid-Cap                 International
                                                         Balanced                Growth                      Stock
                                                    -------------------        ----------------        -----------------

Investment Income:
  Dividends                                         $          207,071         $           -           $          8,313

Expenses:
  Mortality and expense risk charges                           103,667                   8,286                    5,063
                                                    -------------------        ----------------        -----------------

Net investment income (loss)                                   103,404                 (8,286)                    3,250
                                                    -------------------        ----------------        -----------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                          76,398                 (4,156)                   10,385

  Capital gain distributions received                           61,725                  34,213                   16,052
                                                    -------------------        ----------------        -----------------

  Realized gain (loss) on investments and
    capital gain distributions, net                            138,123                  30,057                   26,437

Unrealized appreciation (depreciation), net                (3,175,194)               (346,376)                (294,216)
                                                    -------------------        ----------------        -----------------

Net increase (decrease) in net assets
  from operations                                   $      (2,933,667)         $    (324,605)          $      (264,529)
                                                    ===================        ================        =================

                 See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




                                                                   For the Year Ended December 31, 2008
                                                    ------------------------------------------------------------------
                                                                                                         Vanguard
                                                        Vanguard                Vanguard                High Yield
                                                        Balanced              Equity Index                 Bond
                                                    ----------------           ------------            ------------------
Investment Income:
  Dividends                                         $        46,543            $     11,331            $           15,619

Expenses:
  Mortality and expense risk charges                          16,235                  6,187                         2,231
                                                     ----------------           -----------            ------------------

Net investment income (loss)                                  30,308                  5,144                        13,388
                                                     ----------------           -----------            ------------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                        10,070                (2,345)                       (6,318)

  Capital gain distributions received                         63,270                 19,305                             -
                                                     ----------------          ------------            ------------------

  Realized gain (loss) on investments and
    capital gain distributions, net                           73,340                 16,960                       (6,318)

Unrealized appreciation (depreciation), net                (453,573)               254,690)                      (51,849)
                                                     ---------------            -----------            ------------------

Net increase (decrease) in net assets
  from operations                                   $     (349,925)            $  (232,586)            $         (44,779)
                                                    ================            ===========            ==================



                                                                   For the Year Ended December 31, 2008
                                                     ------------------------------------------------------------------
                                                        Vanguard                Vanguard
                                                      Small Company              Mid-Cap                 Vanguard
                                                         Growth                   Index                 REIT Index
                                                    ----------------           ------------            ------------------

Investment Income:
  Dividends                                         $          3,446           $      8,808            $           18,630

Expenses:
  Mortality and expense risk charges                           5,890                  6,760                         6,385
                                                    ----------------            ------------           ------------------

Net investment income (loss)                                 (2,444)                  2,048                        12,245
                                                    ----------------            ------------           ------------------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)                      (24,655)               (13,075)                      (26,002)

  Capital gain distributions received                         53,750                 77,512                       190,724
                                                    ----------------            ------------           ------------------

  Realized gain (loss) on investments and
    capital gain distributions, net                           29,095                 64,437                       164,722

Unrealized appreciation (depreciation), net                (270,370)              (363,843)                     (396,737)
                                                    ----------------            ------------           ------------------

Net increase (decrease) in net assets
  from operations                                   $      (243,719)           $   (297,358)           $        (219,770)
                                                    ================            ===============        ==================


                 See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       For the Years ended December 31,
                                          -----------------------------------------------------------------------------------------
                                                  Janus Aspen                     Janus Aspen
                                                   Large Cap                        Mid Cap                     Janus Aspen
                                                    Growth*                         Growth                        Forty**
                                          ----------------------------   ----------------------------   ---------------------------
                                             2008          2007            2008           2007           2008          2007
                                          ------------  ------------   -------------  -------------  ------------ -------------
Increase (decrease) in net assets from
operations:
  Net investment income (loss)            $   (4,215)   $   (6,272)    $ (129,494)    $ (177,823)    $  (12,889)    $ (11,249)

  Realized gains (losses) on investments       66,520       113,767       (815,160)    (2,285,670)        82,298       125,939

  Unrealized appreciation (depreciation),
net                                         (493,776)        55,197     (5,910,320)      5,766,996     (709,453)       286,291
                                          ------------  ------------   -------------  -------------  ------------   -----------

Net increase  (decrease) in net assets
from operations                             (431,471)       162,692     (6,854,974)      3,303,503     (640,044)       400,981
                                          ------------  ------------   -------------  -------------  ------------   -----------

Contract transactions:
  Purchase payments                            41,124        62,576         149,553        145,562        39,231        51,060

  Transfers between subaccounts, net           13,234      (48,996)       (104,311)      (140,782)        43,589        17,589

  Withdrawals                               (212,744)     (285,613)     (2,424,072)    (3,060,985)     (166,183)     (238,170)

  Contract maintenance fees                   (2,697)       (2,958)        (24,520)       (27,795)       (2,728)       (2,742)

  Surrender charges                             (537)       (3,382)         (2,302)        (7,215)         (440)       (2,641)
                                          ------------  ------------   -------------  -------------  ------------   -----------

Net increase (decrease) in net assets
  derived from contract transactions        (161,620)     (278,373)     (2,405,652)    (3,091,215)      (86,531)     (174,904)
                                          ------------  ------------   -------------  -------------  ------------   -----------

Total increase (decrease) in net assets     (593,091)     (115,681)     (9,260,626)        212,288     (726,575)       226,077

Net assets at beginning of year             1,146,848     1,262,529      17,486,650     17,274,362     1,445,425     1,219,348
                                          ------------  ------------   -------------  -------------  ------------   -----------

Net assets at end of year                 $   553,757   $ 1,146,848    $ 8,226,024    $17,486,650    $   718,850    $1,445,425
                                          ============  ============   =============  =============  ============   ===========


                                                        For the Years ended December 31,
                                          --------------------------------------------------------------------------------------
                                                  Janus Aspen
                                                   Worldwide                       Janus Aspen
                                                     Growth                         Balanced
                                          -------------------------    -----------------------------
                                              2008          2007            2008          2007
                                          ------------  ------------   -----------    --------------

Increase (decrease) in net assets from
operations:
  Net investment income (loss)            $     (260)   $   (3,632)    $    22,333    $    23,383

  Realized gains (losses) on investments       27,472        60,399        182,204         88,212

  Unrealized appreciation (depreciation),
net                                         (333,759)        10,390       (473,217)        47,692
                                          ------------  ------------    -----------   -------------

Net increase  (decrease) in net assets
from operations                             (306,547)        67,157       (268,680)       159,287
                                          ------------  ------------   ------------   -------------

Contract transactions:
  Purchase payments                            44,500        44,637         65,486         75,409

  Transfers between subaccounts, net         (13,716)        54,432            220        (7,557)

  Withdrawals                                (93,150)     (200,823)      (259,021)      (245,427)

  Contract maintenance fees                   (1,347)       (1,586)        (3,605)        (3,776)

  Surrender charges                             (388)       (1,762)        (1,668)        (2,152)
                                          ------------  ------------    -----------   -----------

Net increase (decrease) in net assets
  derived from contract transactions         (64,101)     (105,102)      (198,588)      (183,503)
                                          ------------  ------------    ----------    -----------

Total increase (decrease) in net assets     (370,648)      (37,945)      (467,268)       (24,216)

Net assets at beginning of year               701,102       739,047      1,743,112      1,767,328
                                          ------------  ------------    ----------    -----------

Net assets at end of year                 $   330,454   $   701,102    $ 1,275,844    $ 1,743,112
                                          ============  ============   ===========    ===========


                 See accompanying notes to financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




                                                                         For the Years ended December 31,
                                          ---------------------------------------------------------------------------------------
                                                                             T. Rowe Price
                                               T. Rowe Price                  Limited Term               T. Rowe Price
                                               Prime Reserve                     Bond                    Equity Income
                                          ----------------------------   ------------------------    -------------------------
                                             2008            2007           2008         2007          2008            2007
                                          ------------  ------------   ------------   -----------    ----------    -----------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)            $    24,558   $    69,941    $    90,372    $   109,527    $   24,453     $   14,496

  Realized gains (losses) on investments         -             -           (22,829)      (15,654)       116,536        414,722

  Unrealized appreciation (depreciation),
net                                              -             -            (57,331)       50,880    1,101,624)      (359,415)
                                          ------------  ------------   ------------   -----------    ----------    -----------

Net increase  (decrease) in net assets
from operations                                24,558        69,941         10,212        144,753     (960,635)         69,803
                                          ------------  ------------   ------------   -----------    ----------    -----------

Contract transactions:
  Purchase payments                            18,326        38,818         47,625         56,650        86,088        108,044

  Transfers between subaccounts, net          532,105      (80,428)         35,452         43,249       (9,830)         52,873

  Withdrawals                               (494,726)     (240,976)      (699,937)      (554,182)     (387,162)      (539,616)

  Contract maintenance fees                   (2,213)       (2,553)        (4,642)        (4,981)       (4,082)        (4,632)

  Surrender charges                           (3,270)       (1,418)        (1,344)        (1,802)       (1,164)        (4,152)
                                          ------------  ------------   ------------   -----------    ----------    -----------

Net increase (decrease) in net assets
  derived from contract transactions           50,222     (286,557)      (622,846)      (461,066)     (316,150)      (387,483)
                                          ------------  ------------   ------------   -----------    ----------    -----------

Total increase (decrease) in net assets        74,780     (216,616)      (612,634)      (316,313)    1,276,785)      (317,680)

Net assets at beginning of year             1,873,670     2,090,286      3,469,690      3,786,003     2,785,282      3,102,962
                                          ------------  ------------   ------------   -----------    ----------    -----------

Net assets at end of year                 $ 1,948,450   $ 1,873,670    $ 2,857,056    $ 3,469,690    $ 1,508,497    $2,785,282
                                          ============  ============   ============   ===========    ==========    ===========


                                                                         For the Years ended December 31,
                                            ------------------------------------------------------------------------------------
                                                 T. Rowe Price                  T. Rowe Price              T. Rowe Price
                                               Personal Strategy                  Mid-Cap                   International
                                                  Balanced                        Growth                        Stock
                                          --------------------------   ----------------------------  ---------------------------
                                             2008          2007           2008            2007          2008            2007
                                          ------------  ------------   ------------   -------------  ------------    -----------

Increase (decrease) in net assets from
operations:
  Net investment income (loss)            $   103,404   $   108,908    $   (8,286)    $   (8,437)    $     3,250    $      830

  Realized gains (losses) on investments      138,123     1,406,715         30,057         160,274        26,437       127,100

  Unrealized appreciation (depreciation),
net                                       (3,175,194)     (806,646)      (346,376)        (23,550)     (294,216)      (61,923)
                                          ------------  ------------   ------------   -------------  ------------   -----------

Net increase  (decrease) in net assets
from operations                           (2,933,667)       708,977      (324,605)         128,287     (264,529)        66,007
                                          ------------  ------------   ------------   -------------  ------------   -----------

Contract transactions:
  Purchase payments                            64,677       106,542         18,507          19,816        14,732        23,142

  Transfers between subaccounts, net        (420,932)        18,664       (17,109)       (185,155)         1,763        91,592

  Withdrawals                             (1,405,898)   (1,730,357)       (96,752)        (46,024)      (65,912)     (151,286)

  Contract maintenance fees                   (9,565)      (10,696)        (1,302)         (1,300)         (675)         (749)

  Surrender charges                           (1,652)       (6,870)          (129)           (715)         (463)         (651)
                                          ------------  ------------   ------------   -------------  ------------   -----------

Net increase (decrease) in net assets
  derived from contract transactions      (1,773,370)   (1,622,717)       (96,785)       (213,378)      (50,555)      (37,952)
                                          ------------  ------------   ------------   -------------  ------------   -----------

Total increase (decrease) in net assets   (4,707,037)     (913,740)      (421,390)        (85,091)     (315,084)        28,055

Net assets at beginning of year            10,645,119    11,558,859        857,509         942,600       570,444       542,389
                                          ------------  ------------   ------------   -------------  ------------   -----------

Net assets at end of year                 $ 5,938,082   $10,645,119    $   436,119    $   857,509    $   255,360    $  570,444
                                          ============  ============   ============   =============  ============   ===========

                 See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




                                                                         For the Years ended December 31,
                                          -------------------------------------------------------------------------------------
                                                                                                              Vanguard
                                                    Vanguard                       Vanguard                  High Yield
                                                    Balanced                     Equity Index                  Bond
                                          -------------------------    ---------------------------   --------------------------
                                              2008        2007           2008           2007           2008           2007
                                          -----------   ----------     -----------    -----------    ----------     -----------

Increase (decrease) in net assets from
operations:
  Net investment income (loss)            $   30,308    $   24,500     $    5,144     $     2,864    $   13,388     $   12,168

  Realized gains (losses) on investments      73,340        94,554         16,960         43,577        (6,318)       (1,211)

  Unrealized appreciation (depreciation),
net                                         (453,573)      (14,813)      (254,690)       (16,693)       (51,849)       (9,005)
                                          -----------   -----------    -----------    -----------    -----------    ----------

Net increase  (decrease) in net assets
from operations                             (349,925)       104,241      (232,586)         29,748       (44,779)         1,952
                                          -----------   -----------    -----------    -----------    -----------    ----------

Contract transactions:
  Purchase payments                           28,548        44,700         15,029         25,420          4,222        20,911

  Transfers between subaccounts, net         (24,417)       102,057        (5,053)       (12,030)       (33,092)        39,978

  Withdrawals                                (49,651)     (166,743)       (19,928)      (124,372)       (14,604)      (30,413)

  Contract maintenance fees                   (1,305)       (1,329)          (706)          (800)          (362)         (359)

  Surrender charges                             (230)       (1,263)          (345)        (1,000)           (81)         (212)
                                          -----------   -----------    -----------    -----------    -----------    ----------

Net increase (decrease) in net assets
  derived from contract transactions         (47,055)      (22,578)       (11,003)      (112,782)       (43,917)        29,905
                                          -----------   -----------    -----------    -----------    -----------    ----------

Total increase (decrease) in net assets     (396,980)        81,663      (243,589)       (83,034)       (88,696)        31,857

Net assets at beginning of year             1,534,729     1,453,066       626,676        709,710        235,397       203,540
                                          -----------   -----------    -----------    -----------    -----------    ----------

Net assets at end of year                 $ 1,137,749   $1,534,729     $  383,087     $   626,676    $  146,701     $  235,397
                                          ===========   ===========    ===========    ===========    ===========    ==========


                                                                       For the Years ended December 31,
                                          --------------------------------------------------------------------------------------
                                                    Vanguard                       Vanguard
                                                 Small Company                      Mid-Cap                     Vanguard
                                                     Growth                          Index                     REIT Index
                                          ----------------------------   ------------------------    ---------------------------
                                              2008           2007           2008           2007          2008            2007
                                          --------------  ----------   ------------   -----------    ------------   -----------

Increase (decrease) in net assets from
operations:
  Net investment income (loss)            $  (2,444)    $  (4,432)     $     2,048    $       484    $   12,245     $    7,061

  Realized gains (losses) on investments       29,095        68,246         64,437        133,438        164,722       124,925

  Unrealized appreciation (depreciation),
net                                         (270,370)      (45,382)      (363,843)       (98,841)      (396,737)     (271,830)
                                          -----------   -----------    -----------    -----------    -----------    ----------

Net increase  (decrease) in net assets
from operations                             (243,719)        18,432      (297,358)         35,081      (219,770)     (139,844)
                                          -----------   -----------    -----------    -----------    -----------    ----------

Contract transactions:
  Purchase payments                            21,018        34,943         28,491         25,332         23,758        37,280

  Transfers between subaccounts, net         (20,557)       (3,668)         36,418         50,444       (13,764)         7,738

  Withdrawals                                (49,064)      (88,694)       (53,947)      (165,635)       (67,441)     (117,652)

  Contract maintenance fees                   (1,050)       (1,221)        (1,032)        (1,131)          (887)       (1,112)

  Surrender charges                             (335)         (660)          (202)          (673)          (513)         (655)
                                          -----------   -----------    -----------    -----------    -----------    ----------

Net increase (decrease) in net assets
  derived from contract transactions         (49,988)      (59,300)          9,728       (91,663)       (58,847)      (74,401)
                                          -----------   -----------    -----------    -----------    -----------    ----------

Total increase (decrease) in net assets     (293,707)      (40,868)      (287,630)       (56,582)      (278,617)     (214,245)

Net assets at beginning of year               639,907       680,775        663,319        719,901        630,870       845,115
                                          -----------   -----------    -----------    -----------    -----------    ----------

Net assets at end of year                 $  346,200    $  639,907     $   375,689    $   663,319    $  352,253     $  630,870
                                          ===========   ===========    ===========    ===========    ===========    ==========

                 See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2008 and 2007

1. Organization

   The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. The Account is an accounting entity wherein all segregated account transactions are reflected.

   The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

   The Funds are diversifed open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

   The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Valuation of Investments

   Investments in shares of each Fund are valued on the closing net asset vaule per share at December 31, 2008. The Funds value their investment securities at fair value.

   Securities Transactions and Investment Income

   Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

   Federal Income Taxes

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

   Recently Issued Accounting Standard

   In September 2007, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Variable Account's financial position or results of operations.

3. Purchases and Sales of Securities

   In 2008, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                         Proceeds
                                                                   Purchases                  on Sales
                                                                 --------------         ------------
     *  Janus Aspen Large Cap Growth Portfolio                   $    88,271          $   254,105

        Janus Aspen Mid Cap Growth Portfolio                         983,476            2,758,137

    **  Janus Aspen Forty Portfolio                                   94,439              193,859

        Janus Aspen Worldwide Growth Portfolio                        72,959              137,321

        Janus Aspen Balanced Portfolio                               230,828              301,727

        T. Rowe Price Prime Reserve Portfolio                        684,625              609,845

        T. Rowe Price Limited Term Bond Portfolio                    265,751              798,223

        T. Rowe Price Equity Income Portfolio                        249,132              471,307

        T. Rowe Price Personal Strategy Balanced Portfolio           461,110            2,069,350

        T. Rowe Price Mid-Cap Growth Portfolio                        71,942              142,800

        T. Rowe Price International Stock Portfolio                   60,872               92,124

        Vanguard Balanced Portfolio                                  168,134              121,612

        Vanguard Equity Index Portfolio                               55,436               41,990

        Vanguard High Yield Bond Portfolio                            20,902               51,431

        Vanguard Small Company Growth Portfolio                       85,830               84,511

        Vanguard Mid-Cap Index Portfolio                             165,944               76,657

        Vanguard REIT Index Portfolio                                251,516              107,394
                                                                 ------------         ------------
            Total                                                $ 4,011,167          $ 8,312,393
                                                                 =============         ============


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

   In 2007, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                        Proceeds
                                                                   Purchases            on Sales
                                                                 ---------------       -----------
     *  Janus Aspen Large Cap Growth Portfolio                   $       95,689        $   380,334

        Janus Aspen Mid Cap Growth Portfolio                            329,821          3,503,168

    **  Janus Aspen Forty Portfolio                                      95,756            281,908

        Janus Aspen Worldwide Growth Portfolio                          121,251            229,984

        Janus Aspen Balanced Portfolio                                  173,363            333,483

        T. Rowe Price Prime Reserve Portfolio                           139,714            356,330

        T. Rowe Price Limited Term Bond Portfolio                       269,130            620,670

        T. Rowe Price Equity Income Portfolio                           506,780            708,878

        T. Rowe Price Personal Strategy Balanced Portfolio            1,424,206          1,958,993

        T. Rowe Price Mid-Cap Growth Portfolio                          173,774            304,837

        T. Rowe Price International Stock Portfolio                     189,452            163,511

        Vanguard Balanced Portfolio                                     261,565            196,664

        Vanguard Equity Index Portfolio                                  66,351            149,590

        Vanguard High Yield Bond Portfolio                               83,597             41,525

        Vanguard Small Company Growth Portfolio                         120,972            124,188

        Vanguard Mid-Cap Index Portfolio                                194,322            209,864

        Vanguard REIT Index Portfolio                                   189,015            189,937
                                                                 --------------        -----------
         Total                                                   $    4,434,758        $ 9,753,864
                                                                 ==============        ==============

            *Formerly Janus Aspen Growth Portfolio
           **Formerly Janus Aspen Capital Appreciation Portfolio

4. Expenses and Related Party Transactions

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 7).

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made,

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

   the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

   Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5. Fair Value Measurement

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Variable Account generally uses the market approach as the valuation technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

   In accordance with SFAS 157, the Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

   The Company categorizes financial assets recorded at fair value as follows:

   Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

   Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

   Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

   The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

                                 Level 1    Level 2     Level 3    Total
                                 -------    -------     -------    -----

   Variable Account Investments     -     $26,790,172      -     $ 26,790,172

           The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

6. Changes in Units Outstanding

   The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                                                 Units          Units       Net Increase
                                                                 Issued         Redeemed    (Decrease)
                                                                 -------        --------    -------------
       Janus Aspen Large Cap Growth Portfolio                    12,644          41,121     (28,477)

       Janus Aspen Mid Cap Growth Portfolio                       3,676          48,638     (44,962)

       Janus Aspen Forty Portfolio                                8,982          21,275     (12,293)

       Janus Aspen Worldwide Growth Portfolio                    10,318          22,993     (12,675)

       Janus Aspen Balanced Portfolio                             6,813          22,878     (16,065)

       T. Rowe Price Prime Reserve Portfolio                     29,149          26,985        2,164

       T. Rowe Price Limited Term Bond Portfolio                  3,993          22,409     (18,416)

       T. Rowe Price Equity Income Portfolio                      8,631          31,820     (23,189)

       T. Rowe Price Personal Strategy Balanced Portfolio         5,184          50,546     (45,362)

       T. Rowe Price Mid-Cap Growth Portfolio                     2,402           9,467      (7,065)

       T. Rowe Price International Stock Portfolio                3,551           9,239      (5,688)

       Vanguard Balanced Portfolio                                4,100           7,205      (3,105)

       Vanguard Equity Index Portfolio                            2,061           2,912        (851)

       Vanguard High Yield Bond Portfolio                           435           3,837      (3,402)

       Vanguard Small Company Growth Portfolio                    2,472           6,760      (4,288)

       Vanguard Mid-Cap Index Portfolio                           5,387           5,978        (591)

       Vanguard REIT Index Portfolio                              2,383           5,579      (3,196)


       The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                                                 Units          Units       Net Increase
                                                                 Issued         Redeemed    (Decrease)
                                                                 -----------    ---------   ------------
    *  Janus Aspen Large Cap Growth Portfolio
                                                                  11,946         49,848     (37,902)

       Janus Aspen Mid Cap Growth Portfolio                        3,629         59,466     (55,837)

   **  Janus Aspen Forty Portfolio                                 9,471         27,166     (17,695)

       Janus Aspen Worldwide Growth Portfolio                     15,423         28,461     (13,038)

       Janus Aspen Balanced Portfolio                             10,393         24,784     (14,391)

       T. Rowe Price Prime Reserve Portfolio                       2,170         15,654     (13,484)

       T. Rowe Price Limited Term Bond Portfolio                   3,517         17,605     (14,088)

       T. Rowe Price Equity Income Portfolio                      16,578         38,885     (22,307)

       T. Rowe Price Personal Strategy Balanced Portfolio          4,460         40,442     (35,982)

       T. Rowe Price Mid-Cap Growth Portfolio                      4,844         18,262     (13,418)

       T. Rowe Price International Stock Portfolio                10,776         13,796      (3,020)

       Vanguard Balanced Portfolio                                10,390         11,814      (1,424)

       Vanguard Equity Index Portfolio                             2,077         10,163      (8,086)

       Vanguard High Yield Bond Portfolio                          5,206          2,926        2,280

       Vanguard Small Company Growth Portfolio                     3,914          8,019      (4,105)

       Vanguard Mid-Cap Index Portfolio                            6,370         11,914      (5,544)

       Vanguard REIT Index Portfolio                               4,350          7,701      (3,351)

        *Formerly Janus Aspen Growth Portfolio
       **Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

7.     Financial Highlights

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2008 follows:


                                                                                               Expenses      Income
                                                                                               as a % of   as a % of
                                                                            Net Assets          Average     Average
                                                                      -----------------------
                                                                        Unit                      Net         Net        Total
                                                             Units      Value        (000's)    Assets#      Assets      Return
                                                             -----      -----        -------    -------      ------      ------

    *  Janus Aspen Large Cap Growth Portfolio                121,992     $ 4.54       $  554         1.20 %      0.74 %   (40.44) %
       Janus Aspen Mid Cap Growth Portfolio                  247,021      33.30        8,226         1.20        0.24     (44.40)
   **  Janus Aspen Forty Portfolio                           112,328       6.40          719         1.20        0.14     (44.82)
       Janus Aspen Worldwide Growth Portfolio                 79,255       4.17          330         1.20        1.17     (45.33)
       Janus Aspen Balanced Portfolio                        118,025      10.81        1,276         1.20        2.69     (16.84)
       T. Rowe Price Prime Reserve Portfolio                  88,537      22.00        1,948         1.20        2.66        1.45
       T. Rowe Price Limited Term Bond Portfolio              84,270      33.90        2,857         1.20        4.02        0.34
       T. Rowe Price Equity Income Portfolio                 140,071      10.77        1,508         1.20        2.34     (36.87)
       T. Rowe Price Personal Strategy Balanced Portfolio    187,503      31.67        5,938         1.20        2.43     (30.72)
       T. Rowe Price Mid-Cap Growth Portfolio                 41,483      10.51          436         1.20           -     (40.48)
       T. Rowe Price International Stock Portfolio            43,049       5.93          255         1.20        1.99     (49.32)
       Vanguard Balanced Portfolio                            97,197      11.71        1,138         1.20        3.46     (23.50)
       Vanguard Equity Index Portfolio                        44,134       8.68          383         1.20        2.21     (37.69)
       Vanguard High Yield Bond Portfolio                     14,332      10.24          147         1.20        8.57     (22.89)
       Vanguard Small Company Growth Portfolio                40,686       8.51          346         1.20        0.71     (40.20)
       Vanguard Mid-Cap Index Portfolio                       39,366       9.54          376         1.20        1.57     (42.51)
       Vanguard REIT Index Portfolio                          28,917      12.18          352         1.20        3.51     (37.99)

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2007 follows:


                                                                                               Expenses      Income
                                                                                               as a % of    as a % of
                                                                            Net Assets          Average      Average
                                                                      -----------------------
                                                                        Unit                      Net          Net        Total
                                                             Units      Value        (000's)    Assets#      Assets      Return
                                                             -----      -----        -------    -------      ------      ------

    *  Janus Aspen Large Cap Growth Portfolio                150,469     $ 7.62      $ 1,147         1.20 %       0.70  %  13.72  %
       Janus Aspen Mid Cap Growth Portfolio                  291,983      59.89       17,487         1.20         0.21      20.59
   **  Janus Aspen Forty Portfolio                           124,621      11.60        1,445         1.20         0.34      35.37
       Janus Aspen Worldwide Growth Portfolio                 91,930       7.63          701         1.20         0.75       8.32
       Janus Aspen Balanced Portfolio                        134,090      13.00        1,743         1.20         2.51       9.22
       T. Rowe Price Prime Reserve Portfolio                  86,373      21.69        1,874         1.20         4.79       3.63
       T. Rowe Price Limited Term Bond Portfolio             102,686      33.79        3,470         1.20         4.33       4.22
       T. Rowe Price Equity Income Portfolio                 163,260      17.06        2,785         1.20         1.68       2.03
       T. Rowe Price Personal Strategy Balanced Portfolio    232,865      45.71       10,645         1.20         2.17       6.33
       T. Rowe Price Mid-Cap Growth Portfolio                 48,548      17.66          858         1.20         0.22      16.12
       T. Rowe Price International Stock Portfolio            48,737      11.70          570         1.20         1.34      11.69
       Vanguard Balanced Portfolio                           100,302      15.30        1,535         1.20         2.78       7.12
       Vanguard Equity Index Portfolio                        44,985      13.93          627         1.20         1.59       4.17
       Vanguard High Yield Bond Portfolio                     17,734      13.27          235         1.20         6.78       0.78
       Vanguard Small Company Growth Portfolio                44,974      14.23          640         1.20         0.50       2.58
       Vanguard Mid-Cap Index Portfolio                       39,957      16.60          663         1.20         1.22       4.93
       Vanguard REIT Index Portfolio                          32,113      19.65          631         1.20         2.04    (17.56)

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

    *  Formerly Janus Aspen Growth Portfolio
   **  Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

   A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2006 follows:

                                                                                               Expenses      Income
                                                                                               as a % of   as a % of
                                                                            Net Assets          Average     Average
                                                                      -----------------------
                                                                        Unit                        Net         Net        Total
                                                             Units      Value        (000's)      Assets#      Assets     Return
                                                             -----      -----        -------      -------      ------     ------
    *  Janus Aspen Large Cap Growth Portfolio                188,371    $ 6.70       $   1,262       1.20  %     0.46 %    10.06 %

       Janus Aspen Mid Cap Growth Portfolio                  347,820     49.66          17,273       1.20          -       12.27

   **  Janus Aspen Forty Portfolio                           142,316      8.57           1,220       1.20        0.35       8.05

       Janus Aspen Worldwide Growth Portfolio                104,968      7.04             739       1.20        1.72      16.81

       Janus Aspen Balanced Portfolio                        148,481     11.90           1,767       1.20        2.13       9.41

       T. Rowe Price Prime Reserve Portfolio                  99,857     20.93           2,090       1.20        4.51       3.36

       T. Rowe Price Limited Term Bond Portfolio             116,774     32.42           3,786       1.20        4.06       2.83

       T. Rowe Price Equity Income Portfolio                 185,567     16.72           3,103       1.20        1.55      17.57

       T. Rowe Price Personal Strategy Balanced Portfolio    268,847    42.99           11,558       1.20        2.05      10.53

       T. Rowe Price Mid-Cap Growth Portfolio                 61,966    15.21              943       1.20          -        5.38

       T. Rowe Price International Stock Portfolio            51,757    10.48              542       1.20        1.24      17.68

       Vanguard Balanced Portfolio                           101,726    14.28            1,453       1.20        2.43      13.58

       Vanguard Equity Index Portfolio                        53,071    13.37              710       1.20        1.72      14.31

       Vanguard High Yield Bond Portfolio                     15,454    13.17              204       1.20        7.20       6.96

       Vanguard Small Company Growth Portfolio                49,079    13.87              681       1.20        0.36       8.89

       Vanguard Mid-Cap Index Portfolio                       45,501    15.82              720       1.20        1.02      12.39

       Vanguard REIT Index Portfolio                          35,464    23.83              845       1.20        2.09      33.32

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2005 follows:


                                                                                               Expenses      Income
                                                                                               as a % of   as a % of
                                                                            Net Assets          Average     Average
                                                                      -----------------------
                                                                        Unit                        Net       Net        Total
                                                             Units      Value        (000's)      Assets#     Assets      Return
                                                             -----      -----        -------      -------     ------      ------

    *  Janus Aspen Large Cap Growth Portfolio                240,071    $  6.09      $ 1,462         1.20 %      0.34  %   3.05  %

       Janus Aspen Mid Cap Growth Portfolio                  389,888      44.24       17,247         1.20        -        10.98

   **  Janus Aspen Forty Portfolio                           151,110       7.93         1,198        1.20        0.22     11.51

       Janus Aspen Worldwide Growth Portfolio                117,931       6.03           711        1.20        1.37      4.61

       Janus Aspen Balanced Portfolio                        162,678      10.88        1,770         1.20        2.27      6.67

       T. Rowe Price Prime Reserve Portfolio                 129,656      20.25        2,626         1.20        2.73      1.57

       T. Rowe Price Limited Term Bond Portfolio             132,000      31.53        4,162         1.20        3.56      0.54

       T. Rowe Price Equity Income Portfolio                 225,475      14.22        3,207         1.20        1.55      2.69

       T. Rowe Price Personal Strategy Balanced Portfolio    326,997      38.90       12,720         1.20        1.77      5.16

       T. Rowe Price Mid-Cap Growth Portfolio                 69,704      14.44        1,006         1.20        -        13.38

       T. Rowe Price International Stock Portfolio            43,792       8.91           390        1.20        1.53     14.66

       Vanguard Balanced Portfolio                            85,732      12.58        1,078         1.20        2.35      5.54

       Vanguard Equity Index Portfolio                        60,120      11.70          703         1.20        1.80      3.52

       Vanguard High Yield Bond Portfolio                     18,559      12.31          229         1.20        8.47      1.51

       Vanguard Small Company Growth Portfolio                56,622      12.74          721         1.20         -        4.98

       Vanguard Mid-Cap Index Portfolio                       43,877      14.08          618         1.20        1.03     12.60

       Vanguard REIT Index Portfolio                          39,102      17.87          699         1.20        2.95     10.49

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

    *  Formerly Janus Aspen Growth Portfolio
   **  Formerly Janus Aspen Capital Appreciation Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2008 and 2007

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2004 follows:


                                                                                               Expenses      Income
                                                                                               as a % of   as a % of
                                                                            Net Assets          Average     Average
                                                                      -----------------------
                                                                        Unit                      Net         Net        Total
                                                             Units      Value        (000's)    Assets#      Assets      Return
                                                             -----      -----        -------    -------      ------      ------

       Janus Aspen Growth Portfolio                          251,968    $ 5.91       $ 1,489         1.20  %     0.15 %    3.32  %

       Janus Aspen Mid Cap Growth Portfolio                  460,372     39.86        18,351         1.20         -       19.38

       Janus Aspen Capital Appreciation Portfolio            160,400      7.11         1,141         1.20        0.26     16.88

       Janus Aspen Worldwide Growth Portfolio                128,032      5.76           738         1.20        1.03      3.58

       Janus Aspen Balanced Portfolio                        178,698     10.20         1,823         1.20        2.21      7.29

       T. Rowe Price Prime Reserve Portfolio                 143,797     19.94         2,867         1.20        0.87     (0.27)

       T. Rowe Price Limited Term Bond Portfolio             161,422     31.36         5,062         1.20        3.31     (0.06)

       T. Rowe Price Equity Income Portfolio                 252,215     13.85         3,493         1.20        1.58     13.61

       T. Rowe Price Personal Strategy Balanced Portfolio    369,469     36.99        13,666         1.20        2.03     11.51

       T. Rowe Price Mid-Cap Growth Portfolio                103,537     12.73         1,318         1.20        -        17.00

       T. Rowe Price International Stock Portfolio            48,202      7.77           374         1.20        1.28     12.47

       Vanguard Balanced Portfolio                            65,259     11.92           778         1.20        2.24      9.93

       Vanguard Equity Index Portfolio                        65,354     11.30           738         1.20        1.08      9.45

       Vanguard High Yield Bond Portfolio                     24,286     12.13           295         1.20        5.74      7.20

       Vanguard Small Company Growth Portfolio                57,990     12.13           704         1.20        0.07     13.90

       Vanguard Mid-Cap Index Portfolio                       47,303     12.50           591         1.20        0.58     18.86

       Vanguard REIT Index Portfolio                          44,292     16.18           717         1.20        2.46     28.94

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

8.     Diversification Requirements

       Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

       The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.